SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA
DIRECT LINE: 202.383.0472
E-mail: cynthia.beyea@sutherland.com

November 15, 2013

VIA CERTIFIED MAIL

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Symetra Mutual Funds Trust File Nos. 333-178987 and 811-22653 Preliminary Proxy Statement

Dear Sir/Madam:

On behalf of Symetra Mutual Funds Trust (the “Trust”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement requesting voting instructions from owners of variable annuity contracts indirectly invested in each of the series of the Trust, with respect to a plan of liquidation for each such series.

If you have any questions or comments regarding the proxy statement, please do not hesitate to call Cynthia Beyea at (202) 383-0472.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

ATLANTA	AUSTIN	HOUSTON	NEW YORK	SACRAMENTO	WASHINGTON DC